UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                      Form N-CSR

                  Certified Shareholder Report of Registered Management
                                 Investment Companies

                     Investment Company Act File Number 811-09941

                                  AMBASSADOR FUNDS
                  (exact name of registrant as specified in charter)

                              211 West Fort Street, Suite 720
                              Detroit, MI   48226
                       (address of principal executive offices)

                                  Brian T. Jeffries
                          Ambassador Capital Manegement, LLC
                          211 West Fort Street, Suite 720
                          Detroit, MI   48226
                       (name and address of agent for service)



Registrant's telephone number, including area code: (313) 961-3111

Date of fiscal year end:  July 31

Date of reporting period:  July 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later that 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CFR270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays current valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary , Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed the collection of information under the clearance requirements of 44 U.S.C. 3507.





Item 1.   Annual Report to Shareholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940(17CFR270.30e-1).


Annual Report
July 31, 2005



AMBASSADOR
F U N D S



Ambassador Money Market Fund

Investment products:
	*	Are not deposits of, or guaranteed by,
                Ambassador Capital Management, L.L.C.,
                or any of its affiliates
	*	Are not insured by the FDIC
	*	Are subject to investment risks, including
                the possible loss of the principal amount invested



This material must be accompanied or preceded by a prospectus.

AMBASSADOR MONEY MARKET FUND

TABLE OF CONTENTS
Annual Report - July 31, 2005


Letter to Shareholders                                            1

Performance Highlights                                            2

Shareholder Expenses                                              3

Schedule of Portfolio Investments                                 4

Financial Statements                                              9

Financial Highlights                                             11

Notes to Financial Statements                                    12

Report of Independent Registered Public Accounting Firm          15

Trustees and Officers                                            16

Other Information                                                17




An investment in the Ambassador Money Market Fund is not insured or guaranteed by the FDIC or any other government agency. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

AMBASSADOR FUNDS
THE AMBASSADOR MONEY MARKET FUND
LETTER TO THE SHAREHOLDERS

                                                             September 28, 2005
Dear Shareholder:

Throughout the course of the year short-term interest rates have risen steadily, creating a much more favorable environment for short-term investors than in recent years. Despite the economy's several soft patches over the last twelve months, the economy has remained resilient, forcing the Federal Reserve to maintain a tightening monetary policy. In fact, the Fed increased interest rates by 2.50% since June of last year, resulting in a significant flattening of the short-term U.S. Treasury yield. While it is anticipated that the Fed will continue to raise short term rates in the near-term, the long-term expectations for continued economic growth are not as clear.

With the conclusion of the current fiscal year-end, the Ambassador Money Market Fund will have completed its 5th year in operation. Throughout this time period, the Fund has created a solid investment alternative for its shareholders. The Fund has successfully exploited opportunities in the short-term marketplace while maintaining its emphasis on safety and liquidity. We strive to provide the highest quality service to our shareholders and it is our goal to continue to meet and exceed your expectations.

Sincerely,




Conrad W. Koski                                  Brian T. Jeffries
Chairman                                         President









<page 1>



AMBASSADOR FUNDS
Money Market Fund                                   PERFORMANCE HIGHLIGHTS
                                                             July 31, 2005

CURRENT 7-DAY YIELD: 3.04%    AVERAGE DAYS TO MATURITY: 28


PERFORMANCE                   AVERAGE ANNUAL TOTAL RETURN
                                                             INCEPTION
                        1 YEAR             3 YEAR          SINCE 8/1/2000
AMBASSADOR              2.11%              1.31%               2.18%


<MOUNTAIN GRAPH APPEARS HERE>


Date    Ambassador Fund
7/00	10,000
8/00	10,051
9/00	10,100
10/00	10,152
11/00	10,202
12/00	10,253
1/01	10,302
2/01	10,342
3/01	10,384
4/01	10,423
5/01	10,457
6/01	10,487
7/01	10,518
8/01	10,546
9/01	10,571
10/01	10,591
11/01	10,606
12/01	10,621
1/02	10,634
2/02	10,646
3/02	10,659
4/02	10,671
5/02	10,684
6/02	10,697
7/02	10,710
8/02	10,723
9/02	10,734
10/02	10,747
11/02	10,758
12/02	10,768
1/03	10,776
2/03	10,784
3/03	10,793
4/03	10,800
5/03	10,808
6/03	10,815
7/03	10,822
8/03	10,828
9/03	10,835
10/03	10,841
11/03	10,848
12/03	10,854
1/04	10,862
2/04	10,868
3/04	10,875
4/04	10,881
5/04	10,888
6/04	10,896
7/04	10,904
8/04	10,915
9/04	10,927
10/04	10,940
11/04	10,954
12/04	10,972
1/05	10,991
2/05	11,009
3/05	11,031
4/05	11,055
5/05	11,080
6/05	11,105
7/05	11,133



The 7-day yield will vary, and the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. Past performance is no guarantee of future results. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


PORTFOLIO COMPOSITION

Commercial Paper 92.5%
Municipal Variable Rate Demand Notes 0.8%
U.S. Government Agency Obligations 2.2%
Certificates of Deposit 4.8%



<page 2>


AMBASSADOR FUNDS
MONEY MARKET FUND

Shareholder Expense Example


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent semi-annual period (February 1, 2005 to July 31, 2005).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.






								EXPENSES PAID
                                BEGINNING        ENDING     	DURING PERIOD*
                              ACCOUNT VALUE   ACCOUNT VALUE    FEBRUARY 1, 2005
                            FEBRUARY 1, 2005  JULY 31, 2005    TO JULY 31, 2005
Actual                         $ 1,000.00      $ 1,008.94         $ 1.65
Hypothetical (5% return
  per year before expenses)    $ 1,000.00      $ 1,023.58         $ 1.67




* Expenses are equal to the Fund's annualized expense ratio of 0.33%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).


<page 3>



AMBASSADOR FUNDS
Money Market Fund                            SCHEDULE OF PORTFOLIO INVESTMENTS

						                 July 31, 2005




Commercial Paper - 92.5%*

                                                   	   PRINCIPAL
Security Description                              	   AMOUNT ($)         VALUE ($)
AGRICULTURAL OPERATIONS - 1.9%
Cargill, Inc. 3.37%, 08/30/05				    6,000,000        5,983,712

BANKING-U.S. - 8.8%
Falcon Asset Securitization Corp. (b), 3.26%, 08/04/05	    4,000,000        3,998,913
Falcon Asset Securitization Corp. (b), 3.45%, 08/29/05	    3,207,000        3,198,395
Galaxy Funding, Inc. (b), 3.50%, 10/13/05		    4,500,000        4,468,062
Three Rivers Funding Corp. (b), 3.28%, 08/01/05		    7,612,000        7,612,000
Three Rivers Funding Corp. (b), 3.43%, 08/23/05		    4,000,000        3,991,616
Three Rivers Funding Corp. (b), 3.35%, 08/16/05		    4,000,000        3,994,417
							                    27,263,403
BANKING-FOREIGN- ASIAN - 3.0%
Bryant Park Funding LLC (b), 3.39%, 09/06/05		    1,207,000        1,202,908
Bryant Park Funding LLC (b), 3.37%, 09/15/05 		    4,189,000        4,171,354
Bryant Park Funding LLC (b), 3.48%, 10/11/05		    4,000,000        3,972,547
							                     9,346,809
BANKING-FOREIGN- AUSTRALIAN - 3.1%
Sydney Capital Corp. (b), 3.64%, 12/13/05		    4,249,000        4,191,431
Sydney Capital Corp. (b), 3.31%, 10/04/05		    2,000,000        1,988,231
Sydney Capital Corp. (b), 3.21%, 08/22/05 		    3,500,000        3,493,446
							                     9,673,108
BANKING-FOREIGN- CANADIAN - 8.3%
Fairway Finance Corp. (b), 3.37%, 09/06/05		    4,500,000        4,484,835
Fairway Finance Corp. (b), 3.27%, 08/01/05 		    4,000,000        4,000,000
Fairway Finance Corp. (b), 3.42%, 08/25/05		    4,832,000        4,821,015
Old Line Funding Corp. (b), 3.27%, 08/02/05		    4,000,000        3,999,637
Old Line Funding Corp. (b), 3.35%, 08/23/05		    4,000,000        3,991,811
Old Line Funding Corp. (b), 3.35%, 08/18/05		    4,595,000        4,587,731
						                            25,885,029
BANKING-FOREIGN- DENMARK - 3.8%
Danske Corp. 3.35%, 08/31/05				    2,000,000        1,994,417
Danske Corp. 3.11%, 08/02/05				    9,797,000        9,796,155
								            11,790,572
BANKING-FOREIGN- FRENCH - 7.7%
Asset One Securitization (b), 3.34%, 08/12/05		    5,000,000        4,994,897
Barton Capital Corp. (b), 3.41%, 08/25/05 		    2,657,000        2,650,960
Barton Capital Corp. (b), 3.31%, 08/11/05		    2,593,000        2,590,616
Starbird Funding Corp. (b), 3.36%, 08/23/05		    3,347,000        3,340,127
Starbird Funding Corp. (b), 3.39%, 09/06/05		    3,500,000        3,488,135
Starbird Funding Corp. (b), 3.51%, 09/29/05		    3,322,000        3,302,890
Starbird Funding Corp. (b), 3.20%, 08/22/05 		    3,443,000        3,436,573
							                    23,804,198


<page 4>


AMBASSADOR FUNDS
Money Market Fund                            SCHEDULE OF PORTFOLIO INVESTMENTS

								 July 31, 2005
Commercial Paper - 92.5%* (Continued)

                                                   	        PRINCIPAL
SECURITY DESCRIPTION                              	        AMOUNT ($)    VALUE ($)
BANKING-FOREIGN- GERMAN - 13.3%
Beethoven Funding Corp. (b), 3.25%, 08/12/05		        5,000,000    4,995,035
Beethoven Funding Corp. (b), 3.31%, 08/11/05		        4,000,000    3,996,322
Beethoven Funding Corp. (b), 3.30%, 08/10/05		        5,000,000    4,995,875
Greyhawk Funding LLC (b), 3.23%, 08/29/05		        3,500,000    3,491,207
Greyhawk Funding LLC (b), 3.14%, 08/08/05		        5,000,000    4,996,947
Greyhawk Funding LLC (b), 3.23%, 08/23/05		        4,000,000    3,992,105
Hannover Funding Corp. (b), 3.38%, 08/19/05		        4,000,000    3,993,240
Hannover Funding Corp. (b), 3.31%, 08/09/05		        6,446,000    6,441,264
Hannover Funding Corp. (b), 3.37%, 08/17/05 		        4,494,000    4,487,269
							                    41,389,264
BANKING-FOREIGN- NETHERLANDS - 2.2%
Atlantis One Funding Corp. (b), 3.45%, 11/10/05		        2,000,000    1,980,642
Windmill Funding Corp. (b), 3.43%, 08/31/05 		        4,750,000    4,736,423
								             6,717,065
BANKING-FOREIGN- SWEDISH - 1.3%
Three Crowns Funding Corp. (b), 3.24%, 10/17/05		        4,000,000    3,972,280

CONGLOMERATE - 3.1%
Edison Asset Securitization LLC (b), 3.23%, 09/12/05	        5,000,000    4,981,158
Edison Asset Securitization LLC (b), 3.23%, 10/03/05	        4,500,000    4,474,564
								             9,455,722
CONSTRUCTION MACHINERY - 3.3%
Dealers Capital Access 3.21%, 08/10/05			        4,500,000    4,496,389
Dealers Capital Access 3.33%, 08/24/05			        2,000,000    1,995,745
Dealers Capital Access 3.48%, 10/21/05			        1,200,000    1,190,604
Dealers Capital Access 3.51%, 09/02/05			        2,600,000    2,591,888
							                    10,274,626
DATA PROCESSING/MGMT - 1.9%
First Data Corp. 3.23%, 08/05/05			        5,750,000    5,747,936



<page 5>






AMBASSADOR FUNDS
Money Market Fund                            SCHEDULE OF PORTFOLIO INVESTMENTS

							         July 31, 2005

Commercial Paper - 92.5%* (Continued)
                                                   	        PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT ($)    VALUE ($)
FINANCE - 17.4%
Charta Corp. (b), 3.36%, 08/25/05			        5,000,000    4,988,800
Charta Corp. (b), 3.44%, 09/09/05		                2,000,000    1,992,547
Charta Corp. (b), 3.44%, 09/01/05			        3,000,000    2,991,113
Charta Corp. (b), 3.39%, 08/30/05			        4,000,000    3,989,077
Galleon Capital Corp. 3.28%, 08/10/05			        6,761,000    6,755,456
Galleon Capital Corp. 3.36%, 08/15/05			        3,155,000    3,150,877
General Electric Capital Corp. (b), 3.19%, 09/26/05	        4,400,000    4,378,166
General Electric Capital Corp. (b), 2.97%, 08/22/05	        2,000,000    1,996,535
Int'l Lease Finance Corp. 3.25%, 08/09/05 		        5,000,000    4,996,389
Int'l Lease Finance Corp. 3.41%, 09/12/05 		        3,350,000    3,336,672
National City Credit Corp. 3.27%, 08/16/05 		        5,803,000    5,795,621
National City Credit Corp. 3.27%, 08/16/05 		        5,000,000    4,993,188
National Rural Utilities 3.37%, 08/24/05 		        4,809,000    4,798,646
							                    54,163,087
FOOD AND KINDRED PRODUCTS - 2.2%
Nestle Capital Corp. 3.10%, 08/02/05			        2,795,000    2,794,759
Nestle Capital Corp. 3.23%, 08/05/05			        3,900,000    3,898,601
								             6,693,360
INSURANCE - 6.1%
Co-Operative Assoc. of Tractor Dealers-B 3.36%, 08/15/05	2,500,000    2,496,733
Co-Operative Assoc. of Tractor Dealers-B 3.31%, 10/12/05        3,308,000    3,286,101
Co-Operative Assoc. of Tractor Dealers-B 3.50%, 11/28/05	1,850,000    1,828,596
Co-Operative Assoc. of Tractor Dealers-B 3.48%, 10/21/05	2,000,000    1,984,340
Co-Operative Assoc. of Tractor Dealers-B 3.59%, 12/06/05	1,000,000      987,335
Triple A One Funding Corp. (b), 3.40%, 08/24/05			2,000,000    1,995,656
Triple A One Funding Corp. (b), 3.33%, 08/15/05			6,357,000    6,348,768
								            18,927,529
RETAIL - 5.1%
7-Eleven, Inc. 3.24%, 08/05/05				        4,000,000    3,998,560
7-Eleven, Inc. 3.24%, 08/04/05				        4,000,000    3,998,920
Wal-Mart Stores, Inc. 3.23%, 08/03/05			        4,000,000    3,999,282
Wal-Mart Stores, Inc. 3.21%, 08/09/05			        3,841,000    3,838,260
							                    15,835,022

TOTAL COMMERCIAL PAPER					                   286,922,722




<page 6>

AMBASSADOR FUNDS
Money Market Fund                            SCHEDULE OF PORTFOLIO INVESTMENTS

							         July 31, 2005


Municipal Variable Rate Demand Notes - 0.8%**


                                                  	        PRINCIPAL
SECURITY DESCRIPTION                              	        AMOUNT ($)    VALUE ($)
Kent County, GO, 3.44%, 03/01/06			        2,400,000    2,400,000


TOTAL MUNICIPAL VARIABLE RATE DEMAND NOTES			             2,400,000


U.S. Government Agency Obligations - 2.2%


                                                   	        PRINCIPAL
SECURITY DESCRIPTION                             	        AMOUNT ($)    VALUE ($)
FEDERAL HOME LOAN BANK - 0.5%
2.00%, 10/28/05						        1,500,000    1,496,386

FEDERAL HOME LOAN MORTGAGE CORP. - 1.7%
3.01%, 08/01/05						        2,500,000    2,500,000
3.34%, 12/22/05						        3,000,000    2,960,198
							                     5,460,198

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                     6,956,584

Certificates Of Deposit - 4.8% (c)


                                                   	        PRINCIPAL
SECURITY DESCRIPTION                              	        AMOUNT ($)    VALUE ($)
Flagstar Bank 3.68%, 08/22/05				        5,000,000    5,000,000
Huntington National Bank 3.53%, 09/06/05		        2,000,000    2,000,000
Mercantile Bank 3.35%, 08/22/05				        5,000,000    5,000,000
Republic Bank 3.40%, 08/23/05				        2,000,000    2,000,000
The Private Bank 3.60%, 09/06/05			        1,000,000    1,000,000
TOTAL CERTIFICATES OF DEPOSIT				                    15,000,000

TOTAL INVESTMENTS (COST $311,279,306) (a) - 100.3%	                   311,279,306









<page 7>



AMBASSADOR FUNDS
Money Market Fund                            SCHEDULE OF PORTFOLIO INVESTMENTS

							         July 31, 2005


(a) Cost and value for federal income tax and financial reporting purposes are the same.
(b) Resale of this security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid by the investment manager based on procedures approved by the Board of Trustees.
(c)   Illiquid non-negotiable securities.
*     Rate presented indicates the effective yield at time of purchase.
** Variable rate security. The interest rates on these securities are adjusted periodically to reflect then-current short term interest rates. The rate presented in this report represents the rate that was in effect on July 31, 2005. Each of these securities contains put or demand features that allow the fund to require the issuer to repurchase the security from the fund within various time periods, including daily, weekly, monthly, or semi-annually.
GO=General Obligation





                                 See Notes to Financial Statements

<page 8>


AMBASSADOR FUNDS
Money Market Fund
Statement of Assets and Liabilities

July 31, 2005
ASSETS:
Investments, at value
  (cost $311,279,306)				$311,279,306
Cash         			 			 506
Interest receivable      			      28,478
Prepaid expenses	         		      18,834
TOTAL ASSETS		 			 311,327,124

LIABILITIES:
Distribution Payable     			     820,353
Accrued expenses and other liabilities:
  Advisory		      			      55,230
  Other			         		      70,856
    TOTAL LIABILITIES		       		     946,439


NET ASSETS		 			$310,380,685


COMPOSITION OF NET ASSETS:
Capital			 			 310,381,373
Accumulated net realized losses from
  investment transactions             		       (688)
NET ASSETS		 			$310,380,685


INSTITUTIONAL SHARES:
Net Assets		 			$310,380,685
Shares Outstanding				 310,381,373
Net Asset Value, Offering Price, and
  Redemption Price per share   			       $1.00


Statement of Operations
For the year ended July 31, 2005

Investment Income:
Interest	 				 $ 7,003,849

Expenses:
Advisory					     548,679
Administration					     109,548
Accounting					      37,222
Audit/Tax					      18,597
Compliance					      12,339
Custody						      52,284
Legal						      27,906
Transfer Agent					      32,160
Trustee						      32,790
Other						      31,213
  Total Expenses				     902,738

Net Investment Income				   6,101,111

Net Realized Losses from Investments:
Net realized losses from investment
  transactions				                (11)

Increase in net assets
  from operations	 			  $6,101,100



 		See Notes to Financial Statements

<PAGE 9>




AMBASSADOR FUNDS
Money Market Fund


Statements of Changes in Net Assets

                                                                       FOR THE YEAR ENDED
                                                              JULY 31, 2005     JULY 31, 2004
INVESTMENT ACTIVITIES:
OPERATIONS:

Net investment income			                         $6,101,111        $2,074,637
Net realized gains/(losses) from
  investment transactions              	       		                (11)              884
INCREASE IN NET ASSETS FROM OPERATIONS	                          6,101,100         2,075,521

DISTRIBUTIONS:
Net investment income
  Institutional Shares				                 (6,101,111)       (2,074,637)
DECREASE IN NET ASSETS FROM SHAREHOLDER DISTRIBUTIONS            (6,101,111)       (2,074,637)

CAPITAL SHARE TRANSACTIONS:
INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS      66,629,922      (138,774,413)
INCREASE/(DECREASE) IN NET ASSETS FROM INVESTMENT ACTIVITIES     66,629,911      (138,773,529)

NET ASSETS:
Beginning of year				                243,750,774       382,524,303
End of year				                       $310,380,685   	 $243,750,774

SHARE TRANSACTIONS:*
INSTITUTIONAL SHARES:
Issued						                740,446,520       296,710,855
Reinvested					                  5,482,626         2,112,633
Redeemed				                       (679,299,224)     (437,597,901)


INCREASE/(DECREASE) IN INSTITUTIONAL SHARES	                 66,629,922 	 (138,774,413)

INVESTOR SHARES:**
Issued                 		 					 --               --
Redeemed						                 --               --
INCREASE/(DECREASE) IN INVESTOR SHARES			                  0		   0
INCREASE/(DECREASE) IN SHARES			                 66,629,922     (138,774,413)



* All capital share transactions have been processed at a net asset value of $1.00 per share.
**  No investor shares are outstanding at July 31, 2005 and July 31, 2004.



                               See Notes to Financial Statements
<PAGE 10>



AMBASSADOR FUNDS
Money Market Fund

Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

(CAPTION>

					         For the year ended
			        July 31	  July 31    July 31	July 31   July 31
			          2005	    2004       2003	  2002	    2001*

INSTITUTIONAL SHARES

NET ASSET VALUE,
  BEGINNING OF PERIOD	        $1.000    $1.000     $1.000     $1.000    $1.000

INVESTMENT ACTIVITIES:
Net investment income            0.022     0.008     0.010      0.018     0.052
Net realized losses
  on investments	         0.000 (a) 0.000 (a) 0.000 (a)  0.000 (a) 0.000 (a)
TOTAL FROM INVESTMENT
  ACTIVITIES		         0.022     0.008     0.010      0.018     0.052

DISTRIBUTIONS:
 Net investment income          (0.022)   (0.008)   (0.010)    (0.018)   (0.052)
 TOTAL DISTRIBUTIONS            (0.022)   (0.008)   (0.010)    (0.018)   (0.052)

NET ASSET VALUE,
  END OF PERIOD		        $1.000	  $1.000    $1.000     $1.000    $1.000

TOTAL RETURN		         2.11%     0.78%     1.03%      1.84%     5.18%

RATIOS/SUPPLEMENTARY DATA:
Net assets at end
  of period (000's)           $310,381  $243,751  $382,524   $350,533   $69,663
Ratio of expenses to
  average net assets             0.33%     0.34%     0.41%      0.44%     0.62%
Ratio of net investment
  income to average net assets   2.20%     0.78%     1.00%      1.58%     4.95%



*   The Fund commenced operations on August 1, 2000.
(a) Amount less than $0.005 per share.




                            See Notes to Financial Statements


<PAGE 11>

AMBASSADOR FUNDS
                        NOTES TO FINANCIAL STATEMENTS
                                        July 31, 2005

1.ORGANIZATION:
  The Ambassador Funds (the "Trust") was organized as a
Delaware business trust on March 22, 2000. The Trust is an open-end,diversified, management investment company registered under the Investment Company Act of 1940 (the "Act"). The
Trust is authorized to issue an unlimited number of shares without par value. The Trust currently offers shares of the Ambassador Money Market Fund (the "Fund"). The Fund is authorized to issue two classes of shares, Institutional Shares and Investor Shares. As of July 31, 2005, Investor Shares have not commenced operations. Capital share transactions related to the Investor Shares represents seed money only.

2.SIGNIFICANT ACCOUNTING POLICIES:
  The following is a summary of the significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States ("GAAP").
The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:
  Securities in the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and initial cost.
In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

REPURCHASE AGREEMENTS:
  The Fund may acquire repurchase agreements with financial institutions, such as banks and broker dealers. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). At the time the Fund enters into a repurchase agreement, the seller must provide collateral of at least 102% of the value of the securities sold and is required to maintain collateral of at least 100% of such value. Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:
  Security transactions are recorded on the date the security is purchased or sold. Net realized gains and losses are calculated on the identified cost basis. Dividend income is recorded on ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts.

<PAGE 12>




AMBASSADOR FUNDS
                                  NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                                          July 31, 2005

DISTRIBUTIONS TO SHAREHOLDERS:
  The Fund declares dividends from net investment income daily, and distributes these dividends monthly. Net realized capital gains for the Fund, if any, are distributed at least annually.

  The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gains/losses, paydowns, and distributions), such amounts are reclassified to capital. Temporary differences do not require reclassification.

FEDERAL INCOME TAXES:
  The Fund is a separate taxable entity for federal tax purposes. The Fund has qualified and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

3.RELATED PARTY TRANSACTIONS:

INVESTMENT ADVISER:
  Ambassador Capital Management, L.L.C., (the "Adviser") serves as the investment adviser to the Fund. Under the terms of the advisory agreement between the Trust and the Adviser, the Adviser receives a fee, computed daily and paid monthly, based on the average daily net assets, at an annual rate of 0.20%.

ADMINISTRATOR AND FUND ACCOUNTANT
  Effective August 1, 2003, the Fund entered into a new Administration
Agreement and Fund Accounting Agreement with Fund Services Group, LLC
("Fund Services"). Fund Services is 45.5% owned by Monetta Financial Services, Inc. and 45.5% owned by Ambassador Capital Management, LLC, the Adviser to the Fund. The remaining 9% is owned by employees of Fund Services Group, LLC. Pursuant to the two-year term Administration Agreement, the Fund will pay to Fund Services compensation at the following annual rate: 4 basis points (0.04%) on the first $500 million in net assets; 3 basis points (0.03%) on the next $500 million of net assets; and 2 basis points (0.02%) on net assets in excess of $1 billion. Such compensation is calculated and accrued daily, and paid to Fund Services monthly. A minimum annual fee of $30,000 applies. Pursuant to the two-year term Fund Accounting Agreement, the Fund will pay to Fund Services compensation at the following annual rate: $30,000 on the first $200 million in net assets; 1 basis point (0.01%) on the next $300 million in net assets;
1/2 basis point (0.005%) on the net assets in excess of $500 million. Such compensation is calculated and accrued daily, and paid to Fund Services monthly. In addition to the fees set forth above, the Fund shall also reimburse Fund Services for its reasonable out-of-pocket expenses.

Prior to August 1, 2003 BISYS and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") provided administration, transfer agency and fund accounting services.
The agreements with BISYS were terminated effective on August 1, 2003.

<PAGE 13>


AMBASSADOR FUNDS
                               NOTES TO FINANCIAL STATEMENTS (CONT'D)
                                                       July 31, 2005

TRANSFER AGENT:
  Effective August 1, 2003, the Fund entered into a Transfer Agent Servicing Agreement with U.S. Bancorp Fund Services, L.L.C. ("USBFS"). Pursuant to the agreement, the Fund pays USBFS at the annual rate of 1 basis point (0.01%) on the average net assets, computed and accrued daily, in addition to shareholder account fees, activity charges, service charges and various out-of-pocket expenses. A minimum annual fee of $28,000 applies.

CUSTODIAN:
  Effective August 1, 2003, the Fund entered into a Custody Agreement whereby U.S. Bank National Association (the "Custodian"), was appointed Custodian of the Fund. Pursuant to the Custody Agreement, the Custodian will earn portfolio transaction fees, in addition to an annual fee based on the following terms: 3 basis points (0.03%) on the first $20 million in market value per fund; 2 basis points (0.02%) on the next $20 million of market value per fund; and 1 basis point (0.01%) on the balance. A minimum annual fee of $4,800 per fund will apply.

DISTRIBUTOR:
  Effective August 1, 2003, the Fund became self-distributed.
Prior to August 1, 2003 the distributor for the Fund was BISYS.

4.FEDERAL TAX INFORMATION:

The tax character of distributions paid by the Fund during the fiscal year ended July 31, 2005 were as follows:



Distributions paid from
Net Investment	    Net Long Term     Total Taxable    Tax Return     Total Dividends
Income      	    Capital Gains     Distributions    of Capital     Paid*
$5,482,627          __                $5,482,627       __             $5,482,627


As of July 31, 2005 the components of accumulated earnings (deficit) on a tax basis for the Fund were as follows:


Undistributed	  Undistributed                        	      Accumulated      Total
Net Investment	  Long-Term  	 Accumulated  Distributions   Capital and      Accumulated
Income            Capital Gains  Earnings     Payable         Other Losses**   Deficit
$820,353          __       	 $820,353     ($820,353)      ($688)           ($688)

*Total distributions paid differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

**As of July 31, 2005, the Fund had $688 in net capital loss carryforwards, which are available to offset future realized gains. The losses expire between 2001 and 2013.





<PAGE 14>


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


THE BOARD OF TRUSTEES AND SHAREHOLDERS
AMBASSADOR MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities of Ambassador Money Market Fund (the Fund), including the schedule of portfolio investments, as of July 31, 2005, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented for each of the periods prior to 2004 were audited by other auditors, whose report dated September 5, 2003, expressed an unqualified opinion.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ambassador Money Market Fund as of July 31, 2005, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.






Chicago, Illinois
September 28, 2005

<PAGE 15>






AMBASSADOR FUNDS
Money Market Fund

The following table contains information regarding the Trustees and Officers of Ambassador Funds. Asterisks indicate those Trustees who are "interested persons," as defined in the Investment Company Act of 1940, as amended, of the Fund. The Fund's Statement of Additional Information includes additional information about the Trustees and Officers and is available by calling
(800) 992-0444.


                                           Term of                                       Number of
                                           Office                                        Portfolios in
                                           and Length                                    the Fund's      Other
                              Position(s)  of Time                                       Complex         Directorships
Name, Address                 Held with    Served with   Principal Occupation(s)         Overseen        Held by
Year of Birth                 the Funds    the Funds(a)  During Past 5 Years             by Trustee      Trustee
TRUSTEES:

Nicholas J. DeGrazia          Trustee      Since 2000    Principal of Modesitt,          1               None
PO Box 38                                                Associates, Inc.(management
North Street, MI 48049                                   consulting firm) since 1997;
1943                                                     Consultant of Lionel, LLC
                                                         from 1995-1996;President and
                                                         Chief Operating Officer
                                                         of LionelTrains, Inc. from
                                                         1990-1995.


Ronald E. Hall                 Trustee     Since 2000    President, Chief Executive     1                United American
Bridgewater Interiors, LLC                               Officer and Chairman of the                     Healtchcare Corporation
4617 West Fort St.                                       Board of Bridgewater                            since 2001.
Detroit, MI 48209                                        Interiors, LLC, an
1943                                                     automotive supplier joint
                                                         venture with Johnson Controls,
                                                         Inc, since 1998;President and
                                                         Chief Executive Officer of the
                                                         Michigan Minority Business
                                                         Development Council from
                                                         1992-1998.



Brian T. Jeffries*             Trustee     Since 2000    Founder and President of        1              None
Ambassador Capital Mgmnt, LLC  President                 Ambassador Capital Management,
211 West Fort St., Suite 720                             LLC since 1998; Shareholder
Detroit, MI 48226                                        and Portfolio Manager of
1965                                                     Munder Capital Management
                                                         from 1994-1998.



Conrad W. Koski                Trustee     Since 2000    Retired 1997; President and     1              None
Ambassador Capital Mgmnt, LLC  Chairman                  Chief Executive Officer of
211 West Fort St., Suite 720                             First of Michigan Corporation
Detroit, MI 48226                                        from 1996-1997 and Executive
1945                                                     Vice President and Chief
                                                         Financial Officer from 1982-1996.
                                                         Officer and Trustee of Cranbrook
                                                         Funds from 1984-1997.



Gregory A. Prost*              Trustee     Since 2000    Chief Investment Officer of     1              None
Ambassador Capital Mgmnt, LLC  Vice President            Ambassador Capital Management,
211 West Fort St., Suite 720                             LLC since 2000; Shareholder
Detroit, MI 48226                                        and Senior Portfolio Manager
1966                                                     of Munder Capital Management,
                                                         Inc. from 1995-2000.





OFFICERS:

Kathryn J. Nurre               Secretary   Since 2000    Vice President and Senior
Ambassador Capital Mgmnt, LLC                            Portfolio Manager of Ambassador
211 West Fort St., Suite 720                             Capital Management, LLC
Detroit, MI 48226                                        since 1998; Director of Short
1954                                                     Term Investments of Cranbrook
                                                         Capital Management from
                                                         1994 to 1998.



Lynn H. Waterloo              Chief       Since 2004     Chief Financial Officer and
Fund Services Group, LLC      Financial                  Treasurer, Monetta Funds since
1776-A South Naperville Rd.,  Officer                    2004; Secretary, Fund Services
Suite 101                                                Group, LLC since 2003.
Wheaton, IL 60187             Treasurer
1957





(a) Term of office is indefinite. Each Trustee and Officer serves until their successor is elected.
*   Interested Trustees are employees of the Adviser.

<PAGE 16>

AMBASSADOR FUNDS
Money Market Fund
                                      OTHER INFORMATION

ADVISORY CONTRACT RENEWAL
The Investment Advisory Agreement may be terminated without penalty with respect to the Fund at any time by the vote of the Trustees, by the shareholders of the Fund or by ACM upon 60 days' written notice. The Investment Advisory Agreement may be amended by the mutual agreement of the Trust and ACM, except where the 1940 Act requires such amendment to have the approval of the shareholders of the Fund. The agreement also terminates without payment of any penalty in the event of its assignment. The Investment Advisory Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually in the manner required by the 1940 Act.

Continuation of the Investment Advisory Agreement was most recently approved by the Board of Trustees of the Fund, including the "disinterested" Trustees, at a meeting held on June 7, 2005. In evaluating whether to approve continuation of the Investment Advisory Agreement, the Board of Trustees requested and received information from the Adviser to assist in its deliberations. The material factors that formed the basis for the Board's approval, and the conclusions with respect thereto are:

  * The Board considered the nature, extent and quality of services provided to the Fund and its shareholders and the qualifications of ACM to provide investment management services and concluded that the services provided by ACM continued to be superior and that the management of ACM thoroughly disclosed all matters of importance to the Board.

  * The investment performance of the Fund was reviewed in comparison to appropriate benchmarks and a peer group of funds, and the Board concluded that the Fund's performance for the past fiscal year was in the top 10% of all similarly sized money market funds, which was an excellent result. The Board also considered the costs of providing competitive advisory services in the current environment and compared the proposed management fees to be charged to the Fund with those charged by managers of comparable Funds within the peer group based on Lipper Analytical Services data and historic peer funds; and

  * The Board reviewed information concerning the profitability of the Adviser's investment advisory and other activities. The Board was satisfied that the Fund's total operating expenses were being aggressively managed by ACM and its affiliate, Fund Services Group, LLC, and that the profits realized by ACM from the advisory relationship were normal and not excessive.

QUARTERLY PORTFOLIO OF INVESTMENTS

A Portfolio of Investments is filed as of the end of the first and third quarter of each fiscal year on Form N-Q and is available on the Securities and Exchange Commission's website at http://www.sec.gov. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling 1-800-992-0444.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES
A money market fund generally does not invest in securities that possess voting rights. Accordingly, the Fund has not adopted policies and procedures to determine how to vote proxies relating to portfolio securities. The fund has not voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005.


<PAGE 17>


Annual Report
July 31, 2005


Investment Adviser
Ambassador Capital Management L.L.C.
211 West Fort Street, Suite 720
Detroit, MI 48226


Counsel
Dykema Gossett PLLC
400 Renaissance Center
Detroit, MI 48243


For Additional Information Call:
1-800-992-0444






AMBASSADOR
FUNDS

ITEM 2. CODE OF ETHICS

(a) The registrant has adopted a code of ethics (the "Code of Ethics") applicable to the Ambassador Fund's principal executive officer and principal financial officer, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) (1) Filed with the Commission, pursuant to Item 12(a)(1), a copy of its Code of Ethics that applies to the Registrant's principal executive officer and principal financial officer, or persons performong similar functions, as an exhibit to its Annual Report on this Form N-CSR.
    (2) Not applicable.
    (3) The Registrant undertakes to furnish a copy of such Code of Ethics to any person upon request, without charge, by calling 1-800-992-0444.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

THE BOARD OF TRUSTEES OF THE REGISTRANT HAS DETERMINED THAT THE REGISTRANT DOES NOT CURRENTLY HAVE A MEMBER SERVING ON ITS AUDIT COMMITTEE THAT MEETS THE DEFINITION OF AN "AUDIT COMMITTEE FINANCIAL EXPERT" AS DEFINED IN THE INSTRUCTIONS TO THIS FORM N-CSR.

ALTHOUGH EACH MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE HAS ONE OR MORE OF THE ATTRIBUTES REQUIRED IN ORDER FOR SUCH PERSON TO BE DETERMINED TO BE AN AUDIT COMMITTEE FINANCIAL EXPERT, NO MEMBER HAS ALL OF SUCH REQUIRED ATTRIBUTES. THE TRUSTEES REVIEWED THE ATTRIBUTES, EDUCATION, AND EXPERIENCE OF EACH MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE, THE NATURE OF THE ACCOUNTING PRINCIPLES APPLICABLE TO THE REGISTRANT, AND THE REGISTRANT'S UNDERLYING INTERNAL CONTROLS AND REPORTING MECHANISMS AND DETERMINED THAT THE MEMBERS OF THE REGISTRANT'S AUDIT COMMITTEE, AS A GROUP, HAVE THE EXPERIENCE AND EDUCATION NECESSARY TO PERFORM THE AUDIT COMMITTEE'S RESPONSIBILITIES, INCLUDING WITH RESPECT TO THE EVALUATION OF THE FINANCIAL STATEMENTS OF THE REGISTRANT. IN ADDITION, THE TRUSTEES DETERMINED THAT THE AUDIT COMMITTEE HAS THE RESOURCES AND AUTHORITY NECESSARY TO DISCHARGE ITS RESPONSIBILITIES, INCLUDING THE AUTHORITY TO RETAIN AT ANY TIME INDEPENDENT COUNSEL AND OTHER ADVISERS AND EXPERTS. THE TRUSTEES ALSO DETERMINED THAT EACH MEMBER OF THE REGISTRANT'S AUDIT COMMITTEE IS "INDEPENDENT" AS DEFINED IN THE INSTRUCTIONS TO THIS FORM N-CSR.


ITEM 4(a) - (d) PRINCIPAL ACCOUNTANT FEES AND SERVICES


(a) AUDIT FEES. Aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with the statutory and regulatory filings or engagements.

                  Fiscal year ended July 31, 2005 $15,500
                  Fiscal year ended July 31, 2004 $16,000

(b) AUDIT RELATED FEES. Aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.

                  NONE

(c) TAX FEES. Aggregate fees billed for professional services rendered by the principal accountant for review of tax filings and tax advice.

                  Fiscal year ended July 31, 2005 $3,600
                  Fiscal year ended July 31, 2004 $- 0 -

(d)   ALL OTHER FEES.

                  NONE

(e) (1) The Registrant's audit committee has adopted an Audit Committee Charter that requires that the audit committee review the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent public accountants.

       (2) During the fiscal year ended July 31, 2005, all of the non-audit services provided by the Registrant's principal accountant were pre-approved by the audit committee.

(f) Not applicable.

(g) NON-AUDIT FEES. Aggregate fees billed for ongoing services by the principal accountant to the Registrant, the Registrant's investment adviser and any entity controlled by, or under common control with the investment adviser.

                  NONE

(h) Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to open-end investment management companies.


ITEM 6.  SCHEDULE OF INVESTMENTS

The Schedule of Investments is included with the Registrant's Annual Report to Shareholders, as presented in Item 1.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment management companies.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors during the period covered by the Registrant's Annual Report to Shareholders, as presented in
Item 1.


Item 11. CONTROLS AND PROCEDURES

(a) Based on their evaluation of registrant's disclosure controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR270.30a-3(c)), as of a date within 90 days prior to the filing of this report, the registrant's principal executive officer and principal financial officer have determined that the registrant's disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including the registrant's principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There has been no change in the registrant's internal control over Financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17CFR270.30a-3(d)) during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12.  EXHIBITS

(a)(1)  EX-99.CODE ETH - Code of Ethics

(a)(2)  EX-99.CERT    - Certification for each principal executive officer and
                        principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR270.30a-2(a), exactly as set forth below.

(a)(2)  EX-99.906CERT - Certification by the Registrant's principal executive officer and principal financial officer, pursuant to
                        Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto.



SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.


REGISTRANT  Ambassador Funds
BY          /s/ Brian T. Jeffries, Principal Executive Officer
DATE        October 7, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and Investment Company of 1940, the registrant has duly caused this report to be signed in its behalf by the undersigned, thereunto duly authorized.


REGISTRANT  Ambassador Funds
BY          /s/Lynn H. Waterloo, Principal Financial Officer
DATE        October 7, 2005